Employee Benefit Plans	9 Months Ended
Sep. 30, 2013
Pension and Other Postretirement Benefit Contributions [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]

The Company has made provision for pension and provident schemes covering substantially all employees.

	Nine months ended September 30,
	2013		2012
	(unaudited)		(unaudited)
	(in US Dollars, millions)
	Pension benefits	Other benefits	Pension benefits	Other benefits

Service cost	4	1	5	23
Interest cost	16	10	14	10
Expected return on plan assets	(33)	-	(19)	-
Net periodic benefit cost	(13)	11	-	33

	Employer contributions
		(in US Dollars, millions)

	Expected contribution for 2013 (1)	17

	Actual contribution for the nine months ended September 30, 2013	11

(1)	The Company's expected contribution to its pension plan and other post-retirement medical benefits in 2013 as disclosed in the Company's Form 20-F for the year ended December 31, 2012.